Concentration of Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Concentration of Risk (Details) [Line Items]
Credit risk financial instruments	¥ 222,609	$ 34,116	¥ 134,772
Customer description	For the years ended December 31,2018, 2019 and 2020, no customer individually represents greater than 10% of the total revenue.	For the years ended December 31,2018, 2019 and 2020, no customer individually represents greater than 10% of the total revenue.
Purchases [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	30.80%	30.80%	37.20%	26.20%
Purchases [Member] | Vendors Two [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				17.90%
Accounts Payable [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	13.10%	13.10%	30.70%	39.40%
Accounts Payable [Member] | Vendors Two [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage			21.60%	28.70%
Accounts Payable [Member] | Vendors Three [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	10.00%	10.00%		11.70%
Vendors Two [Member] | Vendors Two [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	10.40%	10.40%